PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets
Condensed balance sheets	As of December 31,
	2018 $	2019 $
ASSETS
Current assets
Cash and cash equivalents	519,107	1,898,588
Prepaid expenses and other assets	24,329	28,343
Amounts due from subsidiaries	2,052,292	3,613,656
Total current assets, representing total assets	2,595,728	5,540,587

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	8,467	9,797
Amounts due to subsidiaries	41,638	42,582
Convertible notes	–	29,481
Total current liabilities	50,105	81,860

Non-current liabilities
Loss in excess of investments	1,726,966	2,939,971
Convertible notes	1,061,796	1,356,332

Total non-current liabilities	2,788,762	4,296,303

Total liabilities	2,838,867	4,378,163

Shareholders’ equity
Class A Ordinary shares (Par value of US$0.0005 per share; Authorized: 14,800,000,000 and 14,800,000,000 shares as of December 31, 2018 and 2019, respectively; Issued and outstanding: 190,423,065 and 311,068,949 shares as of December 31, 2018 and 2019, respectively)	94	154
Class B Ordinary shares (Par value of US$0.0005 per share; Authorized: 200,000,000 and 200,000,000 shares as of December 31, 2018 and 2019, respectively; Issued and outstanding: 152,175,703 and 152,175,703 shares as of December 31, 2018 and 2019, respectively)	76	76
Additional paid-in capital	1,809,232	4,687,284
Accumulated other comprehensive loss	15,199	5,449
Statutory reserves	46	46
Accumulated deficit	(2,067,786)	(3,530,585)
Total shareholders’ (deficit) equity	(243,139)	1,162,424
Total liabilities and shareholders’ (deficit) equity	2,595,728	5,540,587

Condensed Statement of Operations
Condensed statements of operations

	Year ended December 31,
	2017 $	2018 $	2019 $

Operating expenses	(41,369)	(62,671)	(124,197)
Interest income	1,538	7,447	18,934
Other income	983	1,797	1,860
Interest expense	(26,460)	(31,142)	(47,644)
Foreign exchange gain (loss)	1,072	(45)	14
Investment gain	3,374	4,335	371,289
Fair value (loss) gain on convertible notes	(51,950)	41,259	(472,877)
Loss before income tax and share of results of equity investees	(112,812)	(39,020)	(252,621)
Income tax expense	–	–	–
Share of results of equity investees	(447,673)	(922,221)	(1,210,178)
Net loss	(560,485)	(961,241)	(1,462,799)

Condensed Statements of Comprehensive Loss
Condensed statements of comprehensive loss

	Year ended December 31,
	2017 $	2018 $	2019 $

Net loss	(560,485)	(961,241)	(1,462,799)

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments:
Translation gain (loss)	1,970	(13,771)	3,119
Reclassification adjustment for net translation adjustments realized in net income	144	–	-
Net change	2,114	(13,771)	3,119

Available-for-sale investments:
Change in unrealized gain (loss)	–	18,269	(12,869)
Net change	–	18,269	(12,869)
Total comprehensive loss, net of tax	(558,371)	(956,743)	(1,472,549)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	Year ended December 31,
	2017 $	2018 $	2019 $

Net cash generated from (used in) operating activities	6,845	(34,930)	354,050
Net cash used in investing activities	(664,483)	(1,060,969)	(1,554,811)
Net cash generated from financing activities	1,635,224	569,510	2,580,242
Net increase (decrease) in cash	977,586	(526,389)	1,379,481
Cash at beginning of the year	67,910	1,045,496	519,107
Cash at end of the year	1,045,496	519,107	1,898,588

Condensed Financial Statements, Captions [Line Items]
Convertible Debts
	December 31,
	2018 $	2019 $
Current:
2017 Convertible Notes	–	29,481
	–	29,481

Non-current:
2017 Convertible Notes	636,716	–
2018 Convertible Notes	425,080	453,215
2019 Convertible Notes	–	903,117
	1,061,796	1,356,332

Issuance of Convertible Notes and Terms
The Company also issued the following convertible notes and the terms are as follow:

	2018 Convertible Notes	2019 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019
Maturity date	July 1, 2023	December 1, 2024
Principal amount	$575,000	$1,150,000
Interest rate	2.25%	1.00%
Initial conversion rate	50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024

Convertible Notes With Cash Conversion Option
The 2018 Convertible Notes and 2019 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2018 Convertible Notes	2019 Convertible Notes
Liability component	$410,926	$897,918
Effective interest rate	9.38%	6.03%
Equity component	$152,714	$240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convertible Debts

	December 31,
	2018 $	2019 $
Current:
2017 Convertible Notes	–	29,481
	–	29,481

Non-Current:
2017 Convertible Notes	636,716	–
2018 Convertible Notes	425,080	453,215
2019 Convertible Notes	–	903,117
	1,061,796	1,356,332

Issuance of Convertible Notes and Terms
The Company also issued the following convertible notes and the terms are as follow:

	2018 Convertible Notes	2019 Convertible Notes
Issuance date	-June 18, 2018	-November 18, 2019
Maturity date	July 1, 2023	December 1, 2024
Principal amount	$575,000	$1,150,000
Interest rate	2.25%	1.00%
Initial conversion rate	50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024

Convertible Notes With Cash Conversion Option
The 2018 Convertible Notes and 2019 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2018 Convertible Notes	2019 Convertible Notes
Liability component	$410,926	$897,918
Effective interest rate	9.38%	6.03%
Equity component	$152,714	$240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500